UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Offshore Management LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-10332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     November 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $188,952 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED FIBRE COMMUNICATION   COM              00754A105     4261   268000 SH       SOLE                   268000        0        0
AMKOR TECHNOLOGY INC           COM              031652100      293    80402 SH       SOLE                    80402        0        0
AMR CORP                       COM              001765106     2315   315764 SH       SOLE                   315764        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    46353  3136198 SH       SOLE                  3136198        0        0
BAY VIEW CAP CORP DEL          COM NEW          07262L309     1622    98539 SH       SOLE                    98539        0        0
CHELSEA PPTY GROUP INC         COM              163421100     1654    24657 SH       SOLE                    24657        0        0
COX COMMUNICATIONS INC NEW     CL A             224044107     3552   107202 SH       SOLE                   107202        0        0
ELECTRONIC DATA SYS NEW        COM              285661104      312    16080 SH       SOLE                    16080        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     7267   124585 SH       SOLE                   124585        0        0
GRACE W R & CO DEL NEW         COM              38388F108     1520   160807 SH       SOLE                   160807        0        0
HOLLINGER INTL INC             CL A             435569108     6298   364273 SH       SOLE                   364273        0        0
ILEX ONCOLOGY INC              COM              451923106     1349    53604 SH       SOLE                    53604        0        0
IMAX CORP                      COM              45245E109     1588   281997 SH       SOLE                   281997        0        0
INTERSTATE BAKERIES CORP DEL   COM              46072H108      213    54702 SH       SOLE                    54702        0        0
KING PHARMACEUTICALS INC       COM              495582108     1280   107205 SH       SOLE                   107205        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109      261     8683 SH       SOLE                     8683        0        0
MANDALAY RESORT GROUP          COM              562567107    14719   214405 SH       SOLE                   214405        0        0
MERCK & CO INC                 COM              589331107     1769    53600 SH       SOLE                    53600        0        0
METRO GOLDWYN MAYER INC        COM              591610100     3442   297490 SH       SOLE                   297490        0        0
MILLENNIUM CHEMICALS INC       COM              599903101     5684   267999 SH       SOLE                   267999        0        0
NATIONAL COMMERCE FINL CORP    COM              63545P104    14362   413241 SH       SOLE                   413241        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     3325   978046 SH       SOLE                   978046        0        0
NORTHWEST AIRLS CORP           CL A             667280101      550    67002 SH       SOLE                    67002        0        0
OCULAR SCIENCES INC            COM              675744106    25712   536008 SH       SOLE                   536008        0        0
ORBITZ INC                     CL A             68556Y100     5912   217347 SH       SOLE                   217347        0        0
PEOPLESOFT INC                 COM              712713106     4468   225082 SH       SOLE                   225082        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     1178   353817 SH       SOLE                   353817        0        0
REVLON INC                     CL A             761525500      697   276635 SH       SOLE                   276635        0        0
ROUSE CO                       COM              779273101     2642    39504 SH       SOLE                    39504        0        0
SCITEX LTD                     ORD              809090103       65    16080 SH       SOLE                    16080        0        0
SIX FLAGS INC                  COM              83001P109      292    53599 SH       SOLE                    53599        0        0
STELMAR SHIPPING LTD           COM              V8726M103     5269   139362 SH       SOLE                   139362        0        0
SUNTRUST BKS INC               COM              867914103      825    11712 SH       SOLE                    11712        0        0
TENET HEALTHCARE CORP          COM              88033G100     1047    97071 SH       SOLE                    97071        0        0
TESORO PETE CORP               COM              881609101      427    14472 SH       SOLE                    14472        0        0
U S G CORP                     COM NEW          903293405      904    49580 SH       SOLE                    49580        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6531    88567 SH       SOLE                    88567        0        0
VIACOM INC                     CL B             925524308     8994   268000 SH       SOLE                   268000        0        0